Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans in 2013:

2013
Total shares in treasury at beginning of year	2,726,000
Total cost	58
Shares acquired under repurchase program	11,071,638
Average price in $ per share	36.60
Amount paid	405
Shares delivered	9,626,805
Average price in $ per share	30.13
Amount received	177
Total shares in treasury at end of year	4,170,833
Total cost	167